Average Annual Total Returns{- Fidelity Freedom Index 2020 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2020 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1903 Past 1 year	F1903 Past 5 years	F1903 Past 10 years
Total	12.70%	9.29%	7.22%	11.74%	7.83%	6.17%	7.72%	6.98%	5.51%	18.40%	15.22%	13.88%	12.75%	9.43%	7.96%